Share-Based Payment (Details) - Schedule of Stock Options Activities - USD ($)		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2024
Schedule of Stock Options Activities - Stock options [Abstract]
Number of stock options Outstanding (in Shares)	5,225,362	6,372,427
Weighted Average Exercise Price Outstanding	$ 2.22	$ 1.93
Weighted Average Grant-date Fair Value Outstanding	$ 1.08	$ 0.92
Weighted Average Remaining Contractual Life Outstanding	2 years 9 months 18 days	2 years 3 months 18 days
Aggregate Intrinsic Value Outstanding (in Dollars)	$ 356,642	$ 175,494
Number of stock options Outstanding and exercisable (in Shares)		2,628,115
Weighted Average Exercise Price Outstanding and exercisable		$ 2.48
Weighted Average Grant-date Fair Value Outstanding and exercisable		$ 1.13
Aggregate Intrinsic Value Outstanding and exercisable (in Dollars)		$ 18,727
Number of stock options Vested and expected to vest (in Shares)		5,293,215
Weighted Average Exercise Price Vested and expected to vest		$ 2.06
Weighted Average Grant-date Fair Value Vested and expected to vest		$ 0.22
Weighted Average Remaining Contractual Life Vested and expected to vest		2 years 3 months 18 days
Aggregate Intrinsic Value Vested and expected to vest (in Dollars)		$ 125,998
Number of stock options Granted (in Shares)		1,535,000
Weighted Average Exercise Price Granted		$ 0.8
Weighted Average Grant-date Fair Value Granted		$ 0.45
Aggregate Intrinsic Value Granted (in Dollars)
Number of stock options Exercised (in Shares)		(41,500)
Weighted Average Exercise Price Exercised		$ 0.8
Weighted Average Grant-date Fair Value Exercised		$ 0.57
Aggregate Intrinsic Value Exercised (in Dollars)
Number of stock options Forfeited or expired (in Shares)		(346,435)
Weighted Average Exercise Price Forfeited or expired		$ 1.41
Weighted Average Grant-date Fair Value Forfeited or expired		$ 0.71
Aggregate Intrinsic Value Forfeited or expired (in Dollars)